Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of cash and cash equivalents

	December 31,	December 31,	December 31
	2017	2018	2019
Cash and cash equivalents	7,505,954	3,133,847	862,839
Restricted cash	10,606	57,012	82,507
Long-term restricted cash	14,293	33,528	44,523
Total	7,530,853	3,224,387	989,869

Schedule of estimate useful life of property, plant and equipment

Useful lives
Building and constructions	20 years
Production facilities	10 years
Charging & battery swap infrastructure	5 years
R&D equipment	5 years
Computer and electronic equipment	3 years
Purchased software	3 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Others	3 to 5 years

Schedule of estimate useful life of intangible assets, net

Useful lives
Domain names and others	5 years
License	3 years

Schedule of reconciliation of carried-forward warranty liabilities

	For the Year Ended December 31
	2017	2018	2019
Warranty – beginning of year	—	—	177,293
Provision for warranty	—	179,766	283,647
Warranty costs incurred	—	(2,473)	(48,936)

Warranty– end of year	—	177,293	412,004

Schedule of cumulative effect of the changes made to our consolidated balance sheet on adoption of the new lease standard

The cumulative effect of the changes made to our consolidated balance sheet as of January 1, 2019 for the adoption of the new lease standard was as follows (in thousands):

		Adjustments
		from Adoption
	Balances at	of New Lease	Balances at
	December 31, 2018	Standard	January 1, 2019
Assets
Prepayments and other current assets	1,514,257	(90,074)	1,424,183
Property, plant and equipment, net	4,853,157	(5,563)	4,847,594
Right-of-use assets - operating lease	—	2,023,785	2,023,785
Other non-current assets	—	5,563	5,563
Liabilities
Current portion of operating lease liabilities	—	510,295	510,295
Accruals and other liabilities	3,383,681	(37,137)	3,346,544
Non-current operating lease liabilities	—	1,591,865	1,591,865
Other non-current liabilities	930,812	(131,312)	799,500